UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     JLF Asset Management, LLC

Address:  2775 Via de la Valle, Suite 204
          Del Mar, CA 92014

13F File Number: 028-05321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey Feinberg
Title:  Managing Member
Phone:  (212) 521-1306

Signature, Place and Date of Signing:

  /s/ Jeffrey Feinberg             New York, New York     November 15, 2004
------------------------         ---------------------   ----------------------
     [Signature]                   [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    72

Form 13F Information Table Value Total:   $362,536
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.   28-10801                       JLF Offshore Fund, Ltd.
    -----------------------        --------------------------


                                                     FORM 13F INFORMATION TABLE
                                                      JLF ASSET MANAGEMENT LLC
                                                              FORM 13F
                                                         September 30, 2004

COLUMN 1                                COLUMN 2    COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8

                                        TITLE                   VALUE     SHRS OR   SH/ PUT/  INVESTNT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                          OF CLASS   CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETN  MGRS  SOLE      SHARED  NONE
--------------                          --------   -----       --------   -------   --------  --------  ----  ----      ------  ----
Addidas                                 COMMON     00687P104    4301         61,734 SH        SOLE               61,734  0      0
American Eagle Outfiters                COMMON     02553E106    9502        257,862 SH        SOLE              257,862  0      0
Advanced Environmental Recycling        CL A       007947104     193        126,300 SH        SOLE              126,300  0      0
AFC Enterprises                         COMMON     00104Q107    8388        381,258 SH        SOLE              381,258  0      0
Affirmative Insurance                   COMMON     008272106    4798        304,050 SH        SOLE              304,050  0      0
AK Steel Holding Corp                   COMMON     001547108    8251      1,011,200 SH        SOLE            1,011,200  0      0
Aldila Inc                              COMMON     014384200    1309        130,900 SH        SOLE              130,900  0      0
Autoliv Inc                             COMMON     052800109    2464         61,000 SH        SOLE               61,000  0      0
Ann Taylor Stores Corp.                 COMMON     036115103    5412        231,269 SH        SOLE              231,269  0      0
Bebe Stores Inc.                        COMMON     075571109    8947        423,619 SH        SOLE              423,619  0      0
Borders Group Inc.                      COMMON     099709107    4139        166,900 SH        SOLE              166,900  0      0
Blount International Inc                COMMON     095180105    1429        109,100 SH        SOLE              109,100  0      0
Comercial Capital Bancorp               COMMON     20162L105    2615        115,250 SH        SOLE              115,250  0      0
CMET Finance Holdings, Inc              COMMON     189758105    2300         23,000 SH        SOLE               23,000  0      0
Carter's, Inc                           COMMON     146229109   12461        450,000 SH        SOLE              450,000  0      0
Coldwater Creek Inc                     COMMON     193068103    1482         71,000 SH        SOLE               71,000  0      0
DR Horton Inc.                          COMMON     23331A109     166          5,000 SH        SOLE                5,000  0      0
Dollar Tree Stores Inc.                 COMMON     256747106   29592      1,098,018 SH        SOLE            1,098,018  0      0
Domino's Pizza                          COMMON     25754A201    1517        103,200 SH        SOLE              103,200  0      0
EFJ Inc                                 COMMON     26843B101     264         39,300 SH        SOLE               39,300  0      0
EVCI Career Colleges, Inc.              COMMON     26926P100    1061        150,100 SH        SOLE              150,100  0      0
Finish Line Inc.                        CL A       317923100    5133        166,000 SH        SOLE              166,000  0      0
Fred's Inc                              CL A       356108100    2122        118,145 SH        SOLE              118,145  0      0
Gottschalks Inc                         COMMON     383485109     693        110,800 SH        SOLE              110,800  0      0
WR Grace and Co                         COMMON     38388F108     992        105,000 SH        SOLE              105,000  0      0
Gymboree Corp.                          COMMON     403777105    3658        254,000 SH        SOLE              254,000  0      0
Helen of Troy Corp.                     COMMON     G4388N106    3793        139,342 SH        SOLE              139,342  0      0
Homebanc Corp                           COMMON     43738R109    1256        139,600 SH        SOLE              139,600  0      0
Hovnanian Enterprises Inc               CL A       44287203      152          3,800 SH        SOLE                3,800  0      0
Hospira Inc                             COMMON     441060100   10728        350,600 SH        SOLE              350,600  0      0
Infocrossing Inc                        COMMON     45664X109   16919      1,069,786 SH        SOLE            1,069,786  0      0
Intersections Inc                       COMMON     460981301     161         11,000 SH        SOLE               11,000  0      0
JAKKS Pacific Inc.                      COMMON     47012E106    9425        409,800 SH        SOLE              409,800  0      0
Nordstrom Inc.                          COMMON     655664100    7342        192,000 SH        SOLE              192,000  0      0
Kaufman and Broad Home Corp             COMMON     48666k109    9885        117,000 SH        SOLE              117,000  0      0
K Swiss Inc.                            CL A       482686102    2981        154,871 SH        SOLE              154,871  0      0
Laureate Education Inc                  COMMON     518613104      74          2,000 SH        SOLE                2,000  0      0
Medical Properties Inc - 144a           COMMON     58463J106   17063      1,706,300 SH        SOLE            1,706,300  0      0
Monarch Casino and Resort Inc           COMMON     609027107    1103         57,800 SH        SOLE               57,800  0      0
Vail Resorts Inc                        COMMON     91879Q109    1702         94,200 SH        SOLE               94,200  0      0
Metris Companies Inc.                   COMMON     591598107    1403        143,500 SH        SOLE              143,500  0      0
Nova Chemicals Corp                     COMMON     66977W109    4102        106,000 SH        SOLE              106,000  0      0
IndyMac Bancorp Inc.                    COMMON     456607100     290          8,000 SH        SOLE                8,000  0      0
NII Holdings Inc                        CL B       62913F201    5234        127,000 SH        SOLE              127,000  0      0
Newtek Business Services Inc            COMMON     652526104    7405      1,898,800 SH        SOLE            1,898,800  0      0
Ness Technologies Inc                   COMMON     64104X108   13439      1,056,500 SH        SOLE            1,056,500  0      0
Parlux Frangrances Inc                  COMMON     701645103    9139        703,000 SH        SOLE              703,000  0      0
Pulte Corp.                             COMMON     745867101     804         13,100 SH        SOLE               13,100  0      0
PhotoMedex Inc                          COMMON     719358103    5942      2,506,998 SH        SOLE            2,506,998  0      0
Water Pik Technologies Inc              COMMON     94113U100    2187        146,800 SH        SOLE              146,800  0      0
Children's Place Retail Stores          COMMON     168905107   12010        502,300 SH        SOLE              502,300  0      0
Psychemedics Corp                       COMMON     744375205    4216        351,300 SH        SOLE              351,300  0      0
QC Holdings                             COMMON     74729T101    7168        449,989 SH        SOLE              449,989  0      0
RCG Companies Inc                       COMMON     V7780T103     675        750,000 SH        SOLE              750,000  0      0
Royal Caribbean Cruises Ltd.            COMMON     V7780T103    2681         61,500 SH        SOLE               61,500  0      0
RadioShack Corp.                        COMMON     750438103    9139        319,098 SH        SOLE              319,098  0      0
Saucony, Inc                            CL A       804120103      88          3,550 SH        SOLE                3,550  0      0
Shanda Interactive Entertainment Ltd    SPONSORED
                                         ADR       81941Q203    7676        320,079 SH        SOLE              320,079  0      0
Synnex Corp                             COMMON     87162W100     244         13,800 SH        SOLE               13,800  0      0
Tecnomatix Technologies Ltd             ord        M8743P105    4270        371,300 SH        SOLE              371,300  0      0
Toll Brothers Inc.                      COMMON     889478103    1714         37,000 SH        SOLE               37,000  0      0
Too Inc.                                COMMON     890333107   16923        936,511 SH        SOLE              936,511  0      0
Toys R Us Holding Corp.                 COMMON     892335100    1969        111,000 SH        SOLE              111,000  0      0
Terra Industries Inc                    COMMON     880915103     217         25,000 SH        SOLE               25,000  0      0
TurboChef Technologies Inc              COMMON     900006107   17764      3,700,818 SH        SOLE            3,700,818  0      0
True Religion Apparel Inc               COMMON     89784N104     149         62,500 SH        SOLE               62,500  0      0
YouBet.com                              COMMON     987413101     949        343,839 SH        SOLE              343,839  0      0
United Stationers Inc.                  COMMON     913004107    5382        124,000 SH        SOLE              124,000  0      0
Ventiv Health Inc                       COMMON     922793104    1381         81,500 SH        SOLE               81,500  0      0
Wilsons The Leather Experts Inc.        COMMON     972463103     939        181,300 SH        SOLE              181,300  0      0
Wal-Mart Stores Inc.                    COMMON     931142103   10108        190,000 SH        SOLE              190,000  0      0
WebSideStory Inc                        COMMON     947685103    1156        125,000 SH        SOLE              125,000  0      0

02717.0001 #523547